10Q EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic earnings per share ("EPS") was computed by dividing net income attributable to Global Payments by the weighted-average number of shares outstanding during the period. Earnings available to common shareholders is the same as reported net income attributable to Global Payments for all periods presented.

Diluted EPS is computed by dividing net income attributable to Global Payments by the weighted-average number of shares outstanding during the period, including the effect of share-based awards, convertible notes or other potential securities that would have a dilutive effect on EPS. All stock options with an exercise price lower than the average market share price of our common stock for the period are assumed to have a dilutive effect on EPS. The dilutive share base for the three months ended March 31, 2025 excluded approximately 0.8 million shares related to stock options that would have an antidilutive effect on the computation of diluted EPS. The dilutive share base for the three months ended March 31, 2024 excluded approximately 0.1 million shares related to stock options that would have an antidilutive effect on the computation of diluted EPS.

The effect of the potential shares needed to settle the conversion spread on our convertible notes is included in diluted EPS if the effect is dilutive. The effect depends on the market share price of our common stock at the time of conversion and would be dilutive if the average market share price of our common stock for the period exceeds the conversion price. For the three months ended March 31, 2025, the convertible notes were not included in the computation of diluted EPS as the effect would have been anti-dilutive. Further, the effect of the related capped call transactions is not included in the computation of diluted EPS as it is always anti-dilutive.
The following table sets forth the computations of basic and diluted EPS for continuing and discontinued operations for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(in thousands, except per share data)

Income from continuing operations attributable to Global Payments	$237,081	$240,826
Income from discontinued operations attributable to Global Payments	68,653	72,481
Net income attributable to Global Payments	$305,734	$313,307

Basic weighted-average number of shares outstanding	246,749	256,926
Plus: Dilutive effect of stock options and other share-based awards	411	662
Diluted weighted-average number of shares outstanding	247,160	257,588

Basic earnings per share attributable to Global Payments:
Continuing operations	$0.96	$0.94
Discontinued operations	0.28	0.28
Total basic earnings per share attributable to Global Payments	$1.24	$1.22

Diluted earnings per share attributable to Global Payments:
Continuing operations	$0.96	$0.94
Discontinued operations	0.28	0.28
Total diluted earnings per share attributable to Global Payments	$1.24	$1.22